June 24, 2004


Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 5th Street, NW
Washington, DC 20549-1004

Re:        Washington Mutual Investors Fund, Inc.
File Nos.  2-11051
           811-604


Gentlemen:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on June 18, 2004 of Registrant's Post-Effective Amendment No. 110 under the Securities Act of 1933 and Amendment No. 38 under the Investment Company Act of 1940.



                                             Sincerely,



                                             Howard L. Kitzmiller
                                             Senior Vice President, Secretary
                                             and Treasurer